Supplement to MainSail Prospectus
                   Supplement dated May 1, 2008
           to Prospectus dated May 1, 1998 as supplemented

 The disclosure set forth below replaces the information under the heading
    "Available Funds Annual Expenses" found in the prospectus and any prior supplements.
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               ANNUAL PORTFOLIO OPERATING EXPENSES
             (as a percentage of average net assets)
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PORTFOLIO FEE WAIVERS AND EXPENSE REIMBURSEMENTS
The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2007. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or '12b-1" fees are disclosed in the table below.

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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
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American Century VP Balanced 	0.90%(1)	None		0.00%		0.90%		-	0.90%
Fund
American Century VP 		1.20%(1)	None		0.01%(2)	1.21%		-	1.21%
International Fund

Federated Capital Income 	0.75%(4)	None		0.94%(5)(6)	1.69%	-0.43%		1.26%
Fund II( )
Federated High Income Bond 	0.60%		None		0.42%(8)	1.02%	-0.25%		0.77%
Fund II - Primary Shares( )

ING Global Resources Portfolio  0.64%		None		0.25%		0.89%		-	0.89%
- Class S
ING JPMorgan  Emerging Markets 	1.25%		None		0.00%		1.25%		-	1.25%
Equity Portfolio

Pioneer Bond VCT Portfolio -  	0.50%		None		0.28%		0.78%	-0.16%(9)	0.62%
Class I Shares
Pioneer Fund VCT Portfolio -  	0.65%		None		0.05%		0.70%		-	0.70%
Class I Shares
Pioneer Growth Opportunities  	0.74%		None		0.10%		0.84%		-	0.84%(10)
VCT Portfolio  -- Class I
Shares
Pioneer Mid Cap Value  VCT  	0.65%		None		0.06%		0.71%		-	0.71%
Portfolio - Class I Shares
Pioneer Money Market VCT  	0.40%		None		0.23%		0.63%		-	0.63%
Portfolio - Class I Shares

Wanger U.S. Smaller Companies	0.90%		None		0.05%		0.95%		-	0.95%

Effective June 1, 2008, Wanger U.S. Smaller Companies will be renamed Wanger USA.

The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

 1  The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as assets increase and increases as assets decrease.

 2  Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, interest and fees and expenses incurred indirectly by the fund as a result of investment in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.

 3   The percentages shown are based on expenses for the entire fiscal year ended December 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the
Adviser and administrator waived and/or reimbursed, and the shareholder services provider did not charge, certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2007. For Federated Capital Income Fund II the Total Waivers, Reimbursement and Reduction
of Fund Expenses was 0.43% with the Total Actual Annual Fund Operating Expenses (after waivers, reimbursement and reduction) being 1.26%.

 4  The Adviser voluntarily waived and reimbursed a portion of the management fee. The Adviser can terminate this voluntary waiver and/or reimbursement at any time. The management fee paid by the Fund (after the voluntary waiver and reimbursement) was 0.61% for the fiscal year ended December 31, 2007.

 5  Includes a shareholder services fee/account administration fee which is used to compensate  intermediaries for shareholder services or account administrative services. Please see 'Payments to Financial Intermediaries"
herein. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. In addition, the shareholder services provider did not charge, and therefore the Fund did not accrue, its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund (after the voluntary waiver and reduction) were 0.52% for the fiscal year ended December 31,
2007.

 6  The Fund's shareholders indirectly bear the expenses of the acquired funds which the Fund invests. The
Fund's indirect expense from investing in the acquired funds is based upon average allocation of the Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds from their most recent shareholder reports (including any current waivers and expense limitations) for the fiscal year ended December 31, 2007. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

 7  The percentages shown are based on expenses for the entire fiscal year ended December 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2007.  For Federated High Income Bond Fund II -
Primary Shares the Total Waiver of Fund Expenses was 0.25% with the Total Actual Annual Fund Operating
Expenses (after reduction) being 0.77%.

 8  Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see 'Payments to Financial Intermediaries"
herein. The shareholder services provider did not charge, and therefore the Fund did not accrue, its fee.
This reduction can be terminated at any time. Total other expenses paid by the Fund's Primary Shares (after the voluntary reduction) were 0.17% for the fiscal year ended December 31, 2007.

 9  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to
0.62% of the average daily net assets attributable to Class I shares.  Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2009. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2009. See the statement of additional information for details regarding the expense limitation agreement.

10   The expenses in the table above reflect the contractual expense limitation in effect through May 1,
2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.85% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2009. See the statement of additional information for details regarding the expense limitation agreement.





Explanation of Expense Table

1.	The purpose of the Expense Table is to show the various expenses you will incur directly and
	indirectly by investing in the contract.  The Expense Table reflects expenses of the Separate
	Account as well as the portfolios.  Changes to the portfolio expenses affect the results of
	the expense Examples in your prospectus and any previous supplements.  Although we have chosen
	not to update the Examples here, they still generally show how expenses and charges affect your
	contract value.

2.	There are situations where all or some of the owner transaction expenses do not apply. See
	"Deductions Under the Contracts" for a complete discussion.

You may request free copies of the Symetra Life Insurance Company financial statements by calling us at
1-800-796-3872 or by visiting our website at www.symetra.com.
